Related Party Transactions	12 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

17.	RELATED PARTY TRANSACTIONS

The following is a list of the related parties with whom the Company conducted significant transactions, and their relationship with the Company:

Related parties	Relationship
Mr. Yu Haifeng	Controlling shareholder and Chairman of the Company CEO of the Company until September 20, 2019
Puyi Inc.'s founding shareholders before IPO	Shareholders of Puyi Inc. before IPO
Renshou Xinrui Enterprise Management Center LLP	Ultimately controlled by Mr. Yu
Fanhua Inc.	Shareholder of Puyi since September 2018
Tibet Zhuli Investment Co., Ltd.	Subsidiary of Fanhua Inc.
Zhonghui Huiguan Investment Management Co., Ltd.	Subsidiary of Puyi Inc.
Shenzhen Taozhan Trade Co., Ltd.	Related party of Zhonghui
Red Lake Yongjin No.1 (Shenzhen) Investment LLP	A vehicle controlled by Zhonghui's minority shareholder by April 2019 and managed by the Company thereafter

The principal related party balances and transactions as of and for the years ended June 30, 2018 and 2019 are as follows:

Related party transactions:

	Year ended June 30
	Nature	2018	2019	2019
		RMB	RMB	US$
Tibet Zhuli Investment Co., Ltd.	(a)	-	1,048	152
Tibet Zhuli Investment Co., Ltd.	(a)	-	50,000	7,283
Puyi Inc.'s founding shareholders	(b)	-	529	80
Shenzhen Taozhan Trade Co., Ltd	(c)	-	410	59
Mr. Yu Haifeng	(d)	-	80	12
Red Lake Yongjin No.1 (Shenzhen) Investment LLP	(e)	-	581	85

Nature of transactions:

(a)	In August 2018, we received a short-term loan with a principal amount of RMB50.0 million from Tibet Zhuli Investment Co., Ltd. ("Tibet Zhuli"), which was controlled by Fanhua Inc, our shareholder. The amounts are unsecured, bearing interest at 8.5% per annum and are repayable after 6 months from the date of the agreement. As of December 31, 2018, the principal and interest of the loan have been fully paid back. Interest expense from loan payable to Tibet Zhuli recognized in 2018 was RMB1.0 million (US$0.1million). In December 2018, we acquired 15% shares of Baoying from Tibet Zhuli, the related party since September 2018.
(b)	The five founding shareholders of Puyi Inc. were Worldwide Success Group Limited, Winter Dazzle Limited, Danica Surge Limited, Advance Tycoon Limited and Future One Holdings Limited. During the reporting period, these five shareholders together contributed US$80 to Puyi Inc.
(c)	In July 2018, we acquired Zhonghui Huiguan Investment Management Co., Ltd.("Zhonghui") which provided a loan of RMB1.0 million to its related party Shenzhen Taozhan Trade Co., Ltd.("Taozhan"). During the reporting period, Taozhan paid back partial of the loan.
(d)	Repayment of short-term loans.
(e)	In September 2018, we incurred advisory fee expenses to Red Lake Yongjin No1 (Shenzhen) Investment LLP for a potential non-performing loan project.

Amounts due from related parties:

	As of June 30,
	2018	2019	2019
	RMB	RMB	US$

Mr. Yu Haifeng	80	-	-
Shenzhen Taozhan Trade Co., Ltd.	-	590	86
Total	80	590	86

Amounts due from Mr. Yu Haifeng are business advances of operational purposes and have already been settled in July, 2018.

Amount due from Shenzhen Taozhan Trade Co., Ltd. is a loan provided by Zhonghui.

Amounts due to related parties:

	As of June 30,
	2018	2019	2019
	RMB	RMB	US$

Due to principal shareholder for acquisition of subsidiaries	2,116	-	-

The balance of RMB 2,116 as of June 30, 2018 was a result of the acquisition of subsidiaries under common control and the full balance has been settled in July, 2018.